Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	Forum Funds II
Central Index Key	dei_EntityCentralIndexKey	0001576367
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2013
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
Phocas Real Estate Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Phocas Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Phocas Real Estate Fund (the “Fund”) seeks long-term total investment return through a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.88%
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common and preferred stock of equity real estate investment trusts (“REITs”) and companies of any size market capitalization which own, manage and invest in underlying real estate assets, such as offices, industrial properties, retail, malls, shopping centers, apartments, lodging, storage and specialty and health care facilities. As such, the Fund invests at least 25% of its net assets (i.e., concentrates) in the real estate industry. The Fund may invest up to 60% of its net assets in securities of non-U.S. issuers (“foreign securities”) that trade on U.S. or foreign exchanges, including foreign securities from emerging markets. The Fund seeks to maintain a portfolio with continuous exposure to most of these real estate sectors (offices, industrial properties, retail, malls, shopping centers, apartments, lodging, storage and specialty and health care facilities).

In selecting securities for the Fund’s portfolio, the Advisor focuses on asset valuation, management quality, the quality and location of the real estate held and the debt leverage used. The investment models used by the Advisor take into account the following variables that affect REITs: asset values; management quality; prospective growth rates; debt leverage and overall balance sheet quality; the quality of income streams; conflicts of interest; insider stock ownership; and other factors.

The Advisor will consider selling a security given the following circumstances: loss of management focus, management’s inability to increase shareholder value, balance sheet deterioration, exorbitant pricing relative to underlying value.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the common and preferred stock of equity real estate investment trusts (“REITs”) and companies of any size market capitalization which own, manage and invest in underlying real estate assets, such as offices, industrial properties, retail, malls, shopping centers, apartments, lodging, storage and specialty and health care facilities. As such, the Fund invests at least 25% of its net assets (i.e., concentrates) in the real estate industry. The Fund may invest up to 60% of its net assets in securities of non-U.S. issuers (“foreign securities”) that trade on U.S. or foreign exchanges, including foreign securities from emerging markets. The Fund seeks to maintain a portfolio with continuous exposure to most of these real estate sectors (offices, industrial properties, retail, malls, shopping centers, apartments, lodging, storage and specialty and health care facilities).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

•	Equity Risk. The Fund’s equity holdings, which include common stocks, may decline in value because of changes in price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.
•	Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
•	Management Risk. The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.
•	Market Risk. The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.
•	Mid Capitalization Company Risk. The Fund’s investments in mid capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.
•	Non-Diversification Risk. The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer. Greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.
•	Non-U.S. Investment Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments. The exchange rates between U.S. dollar and foreign currencies might fluctuate, which can negatively affect the value of the Fund’s investments.
•	Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.
•	Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.
•	Real Estate and Equity REIT Concentration Risk. Because the Fund concentrates its net assets in the real estate sector (by investing in equity REITs and other companies that invest in real estate assets), it is particularly vulnerable to the risks of the real estate sector, including those specific to equity REITs. Declines in real estate values, changes in interest rates, economic downturns, overbuilding and changes in zoning laws and government regulations can have a significant negative effect on companies in the real estate industry. Extended vacancies, a decline in rental income, failure to collect rents, increased competition from other properties and poor management can also affect the value and performance of equity REITs and companies that invest in real estate assets. In addition, the value of an individual REIT’s securities can decline if the REIT fails to continue qualifying for special tax treatment. Further, the Fund, and in turn its shareholders, will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund. Shareholders may also invest in REITS directly and, thus, avoid such duplicative fees.
•	Small and Micro Capitalization Company Risk. The Fund’s investments in small and micro capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-Diversification Risk. The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund because a non-diversified fund may invest a greater percentage of its total assets in the securities of a single issuer. Greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The historical information shown below from September 29, 2006 through December 31, 2012 reflects the historical performance of the Phocas Real Estate Fund, a series of Advisors Series Trust (the “Predecessor Fund”). Effective as of the close of business on July 31, 2013, the Predecessor Fund reorganized into the Fund. The Predecessor Fund and the Fund have identical investment objectives and strategies and are managed by the same investment adviser. The chart provided below indicates some of the risks of investing in the Fund by showing the performance of the Predecessor Fund from year to year and how the Predecessor Fund’s average annual returns for one year, five years and since inception. The information for the NAREIT Equity Index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives. Updated performance information is available by calling (866) PHOCAS1 or (866) 746-2271 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The historical information shown below from September 29, 2006 through December 31, 2012 reflects the historical performance of the Phocas Real Estate Fund, a series of Advisors Series Trust (the “Predecessor Fund”). Effective as of the close of business on July 31, 2013, the Predecessor Fund reorganized into the Fund. The Predecessor Fund and the Fund have identical investment objectives and strategies and are managed by the same investment adviser. The chart provided below indicates some of the risks of investing in the Fund by showing the performance of the Predecessor Fund from year to year and how the Predecessor Fund’s average annual returns for one year, five years and since inception.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The information for the NAREIT Equity Index shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 746-2271
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 32.24% for the quarter ended September 30, 2009, and the lowest return was -34.59% for the quarter ended December 31, 2008.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.24%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Phocas Real Estate Fund | Phocas Real Estate Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHREX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	474
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,016
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,499
Annual Return 2007	rr_AnnualReturn2007	(13.56%)
Annual Return 2008	rr_AnnualReturn2008	(35.11%)
Annual Return 2009	rr_AnnualReturn2009	32.25%
Annual Return 2010	rr_AnnualReturn2010	22.50%
Annual Return 2011	rr_AnnualReturn2011	7.89%
Annual Return 2012	rr_AnnualReturn2012	16.70%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	16.70%
5 Years	rr_AverageAnnualReturnYear05	5.77%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2006
Phocas Real Estate Fund | After Taxes on Distributions | Phocas Real Estate Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	16.39%
5 Years	rr_AverageAnnualReturnYear05	5.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Phocas Real Estate Fund | After Taxes on Distributions and Sales | Phocas Real Estate Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	10.87%
5 Years	rr_AverageAnnualReturnYear05	4.70%
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Phocas Real Estate Fund | S&P 500 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
Phocas Real Estate Fund | NAREIT Equity Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	NAREIT Equity Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	19.70%
5 Years	rr_AverageAnnualReturnYear05	5.74%
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%

[1]	Phocas Financial Corporation (the "Advisor") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.50% through April 30, 2016 ("Expense Cap"). The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement, (2) is approved by the Board and (3) does not cause the Net Annual Fund Operating Expenses of the Fund to exceed the Expense Cap. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.
[2]	The Net Annual Fund Operating Expenses shown above reflect new contractual fees and are estimated expenses for the Fund's current fiscal year and are not based on the expenses incurred during the Predecessor Fund's (as defined in the Performance section below) previous fiscal year.